LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2022, are as follows:

2023	$3,987
2024	5,073
2025	4,280
2026	3,234
2027	3,003
2028 and thereafter	6,713

Total undiscounted lease payments	$26,290

Less: adjustment to discounted lease payments	(2,144)

Total discounted lease payments	$24,146

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Weighted-average remaining lease term (years):	6.42

Weighted-average discount rate:	2.7%
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Weighted average remaining lease term (years):	7.37

Weighted average discount rate:	2.7%